UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04873
                                                    ------------

                             The Gabelli Growth Fund
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         -------------------

                   Date of fiscal year end: December 31, 2004
                                           ---------------------

                  Date of reporting period: September 30, 2004
                                           ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 99.4%
             CONSUMER DISCRETIONARY -- 18.0%
             AUTO & COMPONENTS -- 1.0%
    250,000  Harley-Davidson Inc. .......... $   14,860,000
                                             --------------
             MEDIA -- 7.5%
    236,600  Clear Channel
              Communications Inc. ..........      7,374,822
    753,823  DIRECTV Group Inc.+ ...........     13,259,747
    207,500  McGraw-Hill Companies Inc. ....     16,535,675
    160,000  News Corp. Ltd., ADR ..........      5,259,200
  2,875,000  Time Warner Inc.+ .............     46,402,500
    345,851  Viacom Inc., Cl. B ............     11,606,759
    240,000  Yahoo! Inc.+ ..................      8,138,400
                                             --------------
                                                108,577,103
                                             --------------
             RETAIL -- 9.5%
    120,000  Amazon.com Inc.+ ..............      4,903,200
    410,000  Bed Bath & Beyond Inc.+ .......     15,215,100
    115,000  Best Buy Co. Inc. .............      6,237,600
    210,000  Cheesecake Factory Inc.+ ......      9,114,000
    210,000  Coach Inc.+ ...................      8,908,200
    130,000  Costco Wholesale Corp. ........      5,402,800
    115,000  eBay Inc.+ ....................     10,573,100
     50,000  Panera Bread Co., Cl. A+ ......      1,877,000
     72,800  RARE Hospitality
              International Inc.+ ..........      1,940,120
    300,000  Starbucks Corp.+ ..............     13,638,000
    320,000  Target Corp. ..................     14,480,000
    446,577  The Home Depot Inc. ...........     17,505,819
    953,400  Tiffany & Co. .................     29,307,516
                                             --------------
                                                139,102,455
                                             --------------
             TOTAL CONSUMER DISCRETIONARY ..    262,539,558
                                             --------------
             CONSUMER STAPLES -- 10.1%
    120,000  Coca-Cola Co. .................      4,806,000
    480,000  PepsiCo Inc. ..................     23,352,000
    290,000  Procter & Gamble Co. ..........     15,694,800
    635,000  Sysco Corp. ...................     18,999,200
    570,000  Wal-Mart Stores Inc. ..........     30,324,000
  1,090,000  Walgreen Co. ..................     39,054,700
    180,000  Whole Foods Market Inc. .......     15,442,200
                                             --------------
             TOTAL CONSUMER STAPLES ........    147,672,900
                                             --------------
             ENERGY -- 9.3%
    140,000  Anadarko Petroleum Corp. ......      9,290,400
    356,000  Apache Corp. ..................     17,839,160
    220,000  BP plc, ADR ...................     12,656,600
    410,000  Burlington Resources Inc. .....     16,728,000
    290,000  Murphy Oil Corp. ..............     25,163,300
    445,000  Occidental Petroleum Corp. ....     24,888,850
    360,000  Schlumberger Ltd. .............     24,231,600
    170,000  Suncor Energy Inc. ............      5,441,700
                                             --------------
             TOTAL ENERGY ..................    136,239,610
                                             --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             FINANCIAL -- 11.2%
    225,000  American Express Co. .......... $   11,578,500
    430,000  American International
              Group Inc. ...................     29,235,700
    780,000  Citigroup Inc. ................     34,413,600
     60,000  Fifth Third Bancorp ...........      2,953,200
    115,000  Goldman Sachs Group Inc. ......     10,722,600
    375,000  Merrill Lynch & Co. Inc. ......     18,645,000
    360,900  Northern Trust Corp. ..........     14,724,720
  1,140,000  Schwab (Charles) Corp. ........     10,476,600
    683,800  State Street Corp. ............     29,205,098
     20,000  UBS AG ........................      1,406,600
                                             --------------
             TOTAL FINANCIAL ...............    163,361,618
                                             --------------
             HEALTH CARE -- 19.4%
             HEALTH CARE EQUIPMENT & SERVICES -- 11.2%
    150,000  Alcon Inc. ....................     12,030,000
    180,000  Biomet Inc. ...................      8,438,400
     60,000  Caremark Rx Inc.+ .............      1,924,200
    100,000  Edwards Lifesciences Corp.+ ...      3,350,000
     70,000  Express Scripts Inc.+ .........      4,573,800
     30,000  Fisher Scientific
               International Inc.+ .........      1,749,900
    210,000  Guidant Corp. .................     13,868,400
     70,000  IDEXX Laboratories Inc.+ ......      3,551,800
     80,000  Invitrogen Corp.+ .............      4,399,200
    750,000  Medtronic Inc. ................     38,925,000
    175,000  St. Jude Medical Inc.+ ........     13,172,250
    170,000  Stryker Corp. .................      8,173,600
    500,000  UnitedHealth Group Inc. .......     36,870,000
    150,000  Zimmer Holdings Inc.+ .........     11,856,000
                                             --------------
                                                162,882,550
                                             --------------
             PHARMACEUTICALS & BIOTECHNOLOGY -- 8.2%
     40,000  Affymetrix Inc.+ ..............      1,228,400
    683,000  Amgen Inc.+ ...................     38,712,440
     30,000  Cephalon Inc.+ ................      1,437,000
    170,000  Eli Lilly & Co. ...............     10,208,500
    110,000  Genentech Inc.+ ...............      5,766,200
    120,000  Genzyme Corp.+ ................      6,529,200
    434,000  Johnson & Johnson .............     24,447,220
  1,037,500  Pfizer Inc. ...................     31,747,500
                                             --------------
                                                120,076,460
                                             --------------
             TOTAL HEALTH CARE .............    282,959,010
                                             --------------
             INDUSTRIAL -- 10.0%
    275,000  3M Co. ........................     21,991,750
    170,000  C.H. Robinson Worldwide Inc. ..      7,886,300
     55,000  Caterpillar Inc. ..............      4,424,750
    150,000  Cintas Corp. ..................      6,306,000
     40,000  Deere & Co. ...................      2,582,000
    140,000  Expeditors International of
              Washington Inc. ..............      7,238,000
    235,000  Fluor Corp. ...................     10,462,200
    158,500  General Dynamics Corp. ........     16,182,850

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             INDUSTRIAL (CONTINUED)
    295,000  Iron Mountain Inc.+ ........... $    9,985,750
    360,000  L-3 Communications Holdings Inc.    24,120,000
    120,000  United Parcel Service Inc.,
               Cl. B .......................      9,110,400
    280,000  United Technologies Corp. .....     26,146,400
                                             --------------
             TOTAL INDUSTRIAL ..............    146,436,400
                                             --------------
             INFORMATION TECHNOLOGY -- 18.7%
             COMMUNICATIONS EQUIPMENT -- 2.3%
  1,026,000  Cisco Systems Inc.+ ...........     18,570,600
    396,000  Qualcomm Inc. .................     15,459,840
                                             --------------
                                                 34,030,440
                                             --------------
             COMPUTERS & PERIPHERAL -- 1.5%
    640,000  Dell Inc.+ ....................     22,784,000
                                             --------------
             SEMICONDUCTORS -- 7.5%
    280,000  Analog Devices Inc. ...........     10,858,400
    585,000  Applied Materials Inc.+ .......      9,646,650
  1,035,000  Intel Corp. ...................     20,762,100
    265,000  KLA-Tencor Corp.+ .............     10,992,200
    510,000  Linear Technology Corp. .......     18,482,400
    475,000  Microchip Technology Inc. .....     12,749,000
     60,000  Novellus Systems Inc.+ ........      1,595,400
  1,081,632  Taiwan Semiconductor
              Manufacturing Co. Ltd., ADR ..      7,722,852
    466,000  Texas Instruments Inc. ........      9,916,480
    250,000  Xilinx Inc. ...................      6,750,000
                                             --------------
                                                109,475,482
                                             --------------
             SOFTWARE & SERVICES -- 7.4%
    100,000  Adobe Systems Inc. ............      4,947,000
    260,000  CheckFree Corp.+ ..............      7,194,200
    475,000  Electronic Arts Inc.+ .........     21,845,250
  1,585,000  Microsoft Corp. ...............     43,825,250
    445,000  Symantec Corp.+ ...............     24,421,600
    300,000  VERITAS Software Corp.+ .......      5,340,000
                                             --------------
                                                107,573,300
                                             --------------
             TOTAL INFORMATION TECHNOLOGY ..    273,863,222
                                             --------------
             MATERIALS -- 0.8%
    100,000  Alcoa Inc. ....................      3,359,000
    180,000  Newmont Mining Corp. ..........      8,195,400
                                             --------------
             TOTAL MATERIALS ...............     11,554,400
                                             --------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             TELECOMMUNICATION SERVICES -- 1.9%
             WIRELESS TELECOMMUNICATION SERVICES -- 1.9%
    510,000  Nextel Communications Inc.,
              Cl. A+ ....................... $   12,158,400
    625,000  Vodafone Group plc, ADR .......     15,068,750
                                             --------------
                                                 27,227,150
                                             --------------
             TOTAL TELECOMMUNICATION SERVICES    27,227,150
                                             --------------
             TOTAL COMMON STOCKS ...........  1,451,853,868
                                             --------------
  PRINCIPAL
   AMOUNT
  --------
             U.S. GOVERNMENT OBLIGATIONS -- 0.7%
$10,384,000  U.S. Treasury Bills,
              1.435% to 1.705%++,
              10/07/04 to 12/23/04 .........     10,370,422
                                             --------------
             TOTAL INVESTMENTS -- 100.1%
              (Cost $1,402,431,247) ........  1,462,224,290

             OTHER ASSETS AND LIABILITIES
               (NET) -- (0.1)% .............     (1,665,862)
                                             --------------
             NET ASSETS -- 100.0% .......... $1,460,558,428
                                             ==============

------------------
              For Federal tax purposes:
              Aggregate cost ............... $1,402,431,247
                                             ==============
              Gross unrealized appreciation  $  188,210,872
              Gross unrealized depreciation    (128,417,829)
                                             --------------
              Net unrealized appreciation
                (depreciation) ............. $   59,793,043
                                             ==============

------------------
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Growth Fund
            ----------------------------

By (Signature and Title)*       /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.